Income Taxes (Tables)	3 Months Ended
Feb. 28, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Components of deferred tax assets and (liabilities) are as follows:

	28-Feb-18	30-Nov-17
Net operating loss carry forwards valuation available	$8,263,391	$7,513,779

Less: Valuation Allowances	(8,263,391)	(7,513,779)
Deferred Tax Asset	$–	$–